Note 3: General Partner Duties	3 Months Ended
Jun. 30, 2012
Note 3: General Partner Duties:
Note 3: General Partner Duties
3. General Partner Duties

The responsibilities of the General Partner, in addition to directing the trading and investment activity of the Fund, including suspending all trading, include executing and filing all necessary legal documents, statements and certificates of the Fund, retaining independent public accountants to audit the Fund, employing attorneys to represent the Fund, reviewing the brokerage commission rates to determine reasonableness, maintaining the tax status of the Fund as a limited partnership, maintaining a current list of names, addresses and number of units owned by each limited partner and taking such other actions as deemed necessary or desirable to manage the business of the Fund.

If the daily net unit value of the Fund falls to less than 50% of the March 31, 2012 net asset value, or such higher value earned through trading at the close of any month, then the General Partner will immediately suspend all trading, provide all limited partners with notice of the reduction and give all limited partners the opportunity, for fifteen days after such notice, to redeem partnership interests. No trading will commence until after the lapse of the fifteen day period.